Law Offices

Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7081
(215) 564-8600

Direct Dial - (215) 564-8071

March 7, 2014

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:          Delaware Group® Adviser Funds (File No. 811-07972)
Delaware Group Equity Funds IV (File No. 811-04413)
Delaware Group Global & International Funds (File No. 811-06324)
Voyageur Mutual Funds III (File No. 811-04547)
Delaware Pooled Trust (File No. 811-06322)
Delaware VIP Trust (File No. 811-05162)
Delaware Group Foundation Funds® (File No. 811-08457)
Preliminary Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information facing sheet, preliminary notice of meeting of shareholders, proxy statement, and form of proxy card to be furnished to the shareholders of the Funds in connection with the annual meeting of shareholders that is scheduled to be held on May 16, 2014.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Taylor Brody
Taylor Brody